UNITED STATES SECURITIES AND EXCHANGE COMMISSION
              Washington D.C.  20549


                     Form 13F

                Form 13F Cover Page


Report for the Quarter Ended March 31, 2010


Institutional Investment Manager Filing this Report:


First Republic Investment Management, Inc.
111 Pine Street
San Francisco, CA 94111

Form 13F File Number:  028-12624

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Charles A. Christofilis
Chief Compliance Officer
415-296-5727


/s/ Charles A. Christofilis
______________________________
/s/ Charles A. Christofilis
San Francisco, CA
May 13,2010

Report Type:

[ ] 13F HOLDINGS REPORT
[x] 13F NOTICE
[ ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

Form 13F File Number 028-00158
Name: Bank of America Corporation

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